12. Leases (Details Narrative) - USD ($)	6 Months Ended	8 Months Ended
	Oct. 06, 2020	Dec. 01, 2020	Oct. 02, 2020
Kokomo Lease [Member]
Lease term			5 years
Valparaiso Lease [Member]
Lease expiration date	Dec. 31, 2023
Monthly lease payments	$ 7,625
Merrill Lease [Member]
Lease expiration date	Feb. 28, 2026
Monthly lease payments	$ 11,190
Tuscaloosa Lease [Member]
Lease expiration date		Mar. 06, 2024
Monthly lease payments		$ 6,000